Financial Instruments - Contractual Maturities for Non-derivative Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, book value	₩ 3,442,989
Borrowings, book value	20,441,613	₩ 20,209,270
Financial guarantee liabilities, book value	64,267
Lease liabilities book value	675,470
Other financial liabilities, book value	1,725,912
Non-derivative financial liabilities, book value	26,350,251
Trade accounts and notes payable, contractual cash flow	3,444,596
Borrowings, contractual cash flow	22,161,306
Financial guarantee liabilities, contractual cash flow	3,406,609
Lease liabilities contractual cash flows	858,662
Other financial liabilities, contractual cash flow	1,797,765
Non-derivative financial liabilities, contractual cash flow	31,668,938
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	3,422,957
Borrowings, contractual cash flow	9,262,808
Financial guarantee liabilities, contractual cash flow	3,406,609
Lease liabilities contractual cash flows	166,854
Other financial liabilities, contractual cash flow	1,667,087
Non-derivative financial liabilities, contractual cash flow	17,926,315
1 year - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	21,639
Borrowings, contractual cash flow	11,171,927
Financial guarantee liabilities, contractual cash flow	0
Lease liabilities contractual cash flows	502,674
Other financial liabilities, contractual cash flow	130,678
Non-derivative financial liabilities, contractual cash flow	11,826,918
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flow	1,726,571
Lease liabilities contractual cash flows	189,134
Non-derivative financial liabilities, contractual cash flow	₩ 1,915,705